UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6570

Name of Fund: BlackRock MuniYield New Jersey Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniYield New Jersey Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/2007

Date of reporting period: 12/01/06 - 02/28/07

Item 1 - Schedule of Investments

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2007                   (in Thousands)

                          Face
                        Amount Municipal Bonds                                                                              Value
---------------------------------------------------------------------------------------------------------------------------------
New Jersey - 137.3%    $1,000  Burlington County, New Jersey, Bridge Commission Revenue Bonds (Governmental Leasing
                               Program), 5.25% due 8/15/2020                                                              $ 1,066
                       ----------------------------------------------------------------------------------------------------------
                        1,500  Delaware River and Bay Authority Revenue Bonds, 5% due 1/01/2033 (d)                         1,577
                       ----------------------------------------------------------------------------------------------------------
                        2,010  Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania, Bridge
                               Revenue Refunding Bonds, 5% due 7/01/2021                                                    2,117
                       ----------------------------------------------------------------------------------------------------------
                        3,645  Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania, Bridge
                               Revenue Refunding Bonds, 5% due 7/01/2028                                                    3,812
                       ----------------------------------------------------------------------------------------------------------
                        2,620  Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A, 5%
                               due 10/01/2028 (b)                                                                           2,770
                       ----------------------------------------------------------------------------------------------------------
                        6,860  Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                               Series B, 5.12% due 11/01/2023 (c)(h)                                                        3,464
                       ----------------------------------------------------------------------------------------------------------
                        4,540  Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                               Series B, 5.25% due 11/01/2028 (c)(h)                                                        1,821
                       ----------------------------------------------------------------------------------------------------------
                        4,300  Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                               Revenue Bonds, Series A, 5.80% due 11/01/2022 (c)                                            4,969
                       ----------------------------------------------------------------------------------------------------------
                        5,460  Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                               Revenue Bonds, Series A, 5.75% due 11/01/2028 (c)                                            6,790
                       ----------------------------------------------------------------------------------------------------------
                        1,180  Gloucester County, New Jersey, Improvement Authority, Solid Waste Resource Recovery,
                               Revenue Refunding Bonds (Waste Management Inc. Project), AMT, Series B, 7%
                               due 12/01/2029                                                                               1,260
                       ----------------------------------------------------------------------------------------------------------
                        2,000  Gloucester County, New Jersey, Improvement Authority, Solid Waste Resource Recovery,
                               Revenue Refunding Bonds (Waste Management Inc. Project), Series A, 6.85% due 12/01/2029      2,134
                       ----------------------------------------------------------------------------------------------------------
                        1,500  Hudson County, New Jersey, COP, Refunding, 6.25% due 12/01/2016 (d)                          1,795
                       ----------------------------------------------------------------------------------------------------------
                        5,000  Hudson County, New Jersey, Improvement Authority, Facility Lease Revenue Refunding
                               Bonds (Hudson County Lease Project), 5.375% due 10/01/2024 (b)                               5,166
                       ----------------------------------------------------------------------------------------------------------
                        6,840  Jackson Township, New Jersey, School District, GO, 5% due 4/15/2012 (b)(f)                   7,272
                       ----------------------------------------------------------------------------------------------------------
                        1,455  Middlesex County, New Jersey, Improvement Authority, County-Guaranteed Revenue Bonds
                               (Golf Course Projects), 5.25% due 6/01/2022                                                  1,589
                       ----------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield New Jersey Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
EDA     Economic Development Authority
EDR     Economic Development Revenue Bonds
GO      General Obligation Bonds
M/F     Multi-Family

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2007                   (in Thousands)

                        Face
                      Amount Municipal Bonds                                                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                    $ 3,050  Middlesex County, New Jersey, Improvement Authority, County-Guaranteed Revenue Bonds
                             (Golf Course Projects), 5% due 6/01/2029                                                  $    3,242
                    -------------------------------------------------------------------------------------------------------------
                        970  Middlesex County, New Jersey, Improvement Authority, Senior Revenue Bonds (Heldrich
                             Center Hotel/Conference Project), Series A, 5% due 1/01/2020                                     993
                    -------------------------------------------------------------------------------------------------------------
                      1,500  Middlesex County, New Jersey, Pollution Control Financing Authority, Revenue Refunding
                             Bonds (Amerada Hess Corporation), 6.05% due 9/15/2034                                          1,631
                    -------------------------------------------------------------------------------------------------------------
                      2,235  Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue Refunding
                             Bonds, 5% due 12/01/2015 (a)                                                                   2,356
                    -------------------------------------------------------------------------------------------------------------
                      2,345  Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue Refunding
                             Bonds, 5% due 12/01/2016 (a)                                                                   2,472
                    -------------------------------------------------------------------------------------------------------------
                      1,720  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2019                              1,805
                    -------------------------------------------------------------------------------------------------------------
                      1,895  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                               2,056
                    -------------------------------------------------------------------------------------------------------------
                      2,000  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029 (k)                           2,232
                    -------------------------------------------------------------------------------------------------------------
                        370  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                                 393
                    -------------------------------------------------------------------------------------------------------------
                        755  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                                 814
                    -------------------------------------------------------------------------------------------------------------
                      1,425  New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25% due 6/01/2024            1,531
                    -------------------------------------------------------------------------------------------------------------
                        685  New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25% due 6/01/2032              735
                    -------------------------------------------------------------------------------------------------------------
                      1,500  New Jersey EDA, First Mortgage Revenue Bonds (Fellowship Village), Series C, 5.50%
                             due 1/01/2028                                                                                  1,536
                    -------------------------------------------------------------------------------------------------------------
                      1,250  New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village), Series A,
                             5.50% due 1/01/2018                                                                            1,277
                    -------------------------------------------------------------------------------------------------------------
                      3,500  New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village), Series A,
                             5.50% due 1/01/2025                                                                            3,566
                    -------------------------------------------------------------------------------------------------------------
                      2,500  New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward
                             Homestead Project), Series A, 5.75% due 11/01/2024                                             2,721
                    -------------------------------------------------------------------------------------------------------------
                      2,000  New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward
                             Homestead Project), Series A, 5.80% due 11/01/2031                                             2,179
                    -------------------------------------------------------------------------------------------------------------
                     14,000  New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due 7/01/2033 (d)      15,149
                    -------------------------------------------------------------------------------------------------------------
                        220  New Jersey EDA, Revenue Bonds (Department of Human Services), 5% due 7/01/2012                   232
                    -------------------------------------------------------------------------------------------------------------
                      3,850  New Jersey EDA, Revenue Bonds (Saint Barnabas Project), Series A, 6.30%
                             due 7/01/2024 (d)(h)                                                                           1,882
                    -------------------------------------------------------------------------------------------------------------
                      5,800  New Jersey EDA, School Facilities Construction Revenue Bonds, Series L, 5%
                             due 3/01/2030 (c)                                                                              6,174
                    -------------------------------------------------------------------------------------------------------------
                      3,400  New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25%
                             due 3/01/2023                                                                                  3,720
                    -------------------------------------------------------------------------------------------------------------
                      3,000  New Jersey EDA, School Facilities Construction Revenue Bonds, Series P, 5% due 9/01/2015       3,261
                    -------------------------------------------------------------------------------------------------------------
                      3,115  New Jersey EDA, School Facilities Construction Revenue Bonds, Series P, 5.25%
                             due 9/01/2016                                                                                  3,432
                    -------------------------------------------------------------------------------------------------------------
                      6,670  New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water Company, Inc.
                             Project), AMT, Series A, 6.875% due 11/01/2034 (b)                                             6,752
                    -------------------------------------------------------------------------------------------------------------
                      5,975  New Jersey Environmental Infrastructure Trust Revenue Bonds (Environmental
                             Infrastructure), Series A, 5.25% due 9/01/2010 (f)                                             6,348
                    -------------------------------------------------------------------------------------------------------------
                      1,100  New Jersey Health Care Facilities Financing Authority, Health System Revenue Bonds
                             (Catholic Health East), Series A, 5.375% due 11/15/2033                                        1,162
                    -------------------------------------------------------------------------------------------------------------

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2007                   (in Thousands)

                        Face
                      Amount Municipal Bonds                                                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                    $ 1,540  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Children's
                             Specialized Hospital), Series A, 5.50% due 7/01/2036                                      $    1,639
                    -------------------------------------------------------------------------------------------------------------
                      1,950  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Hunterdon Medical
                             Center), Series A, 5.125% due 7/01/2035                                                        2,050
                    -------------------------------------------------------------------------------------------------------------
                      1,845  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                             Hospital Association), 6.625% due 7/01/2036                                                    2,026
                    -------------------------------------------------------------------------------------------------------------
                      1,845  New Jersey Health Care Facilities Financing Authority Revenue Bonds (RWJ Healthcare
                             Corporation), Series B, 5% due 7/01/2035 (e)                                                   1,945
                    -------------------------------------------------------------------------------------------------------------
                      4,000  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Robert Wood
                             University), 5.70% due 7/01/2020 (a)                                                           4,230
                    -------------------------------------------------------------------------------------------------------------
                      1,875  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Somerset Medical
                             Center), 5.50% due 7/01/2033                                                                   1,956
                    -------------------------------------------------------------------------------------------------------------
                      6,640  New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey
                             Hospital), 6% due 7/01/2012 (f)                                                                7,340
                    -------------------------------------------------------------------------------------------------------------
                      2,000  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Southern Ocean
                             County Hospital), 5.125% due 7/01/2031 (e)                                                     2,086
                    -------------------------------------------------------------------------------------------------------------
                      1,020  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Atlantic
                             City Medical Center), 6.25% due 7/01/2017                                                      1,131
                    -------------------------------------------------------------------------------------------------------------
                      2,185  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Atlantic
                             City Medical Center), 5.75% due 7/01/2025                                                      2,362
                    -------------------------------------------------------------------------------------------------------------
                      1,650  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Capital
                             Health System Inc.), Series A, 5.75% due 7/01/2023                                             1,781
                    -------------------------------------------------------------------------------------------------------------
                      5,500  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Holy
                             Name Hospital), 6% due 7/01/2025                                                               5,640
                    -------------------------------------------------------------------------------------------------------------
                      1,500  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Meridian
                             Health System Obligation Group), 5.25% due 7/01/2019 (c)                                       1,561
                    -------------------------------------------------------------------------------------------------------------
                      2,250  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Meridian
                             Health System Obligation Group), 5.375% due 7/01/2024 (c)                                      2,344
                    -------------------------------------------------------------------------------------------------------------
                      2,195  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Meridian
                             Health System Obligation Group), 5.25% due 7/01/2029 (c)                                       2,283
                    -------------------------------------------------------------------------------------------------------------
                      4,255  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint
                             Barnabas Health Care System), Series A, 5% due 7/01/2029                                       4,422
                    -------------------------------------------------------------------------------------------------------------
                     12,000  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint
                             Barnabas Health Care System), Series B, 5.12% due 7/01/2037 (h)                                2,613
                    -------------------------------------------------------------------------------------------------------------
                      2,720  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint
                             Barnabas Health Care System), Series B, 5.13% due 7/01/2038 (h)                                  561
                    -------------------------------------------------------------------------------------------------------------
                      1,385  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (South
                             Jersey Hospital System), 5% due 7/01/2036                                                      1,451
                    -------------------------------------------------------------------------------------------------------------
                      1,650  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (South
                             Jersey Hospital System), 5% due 7/01/2046                                                      1,712
                    -------------------------------------------------------------------------------------------------------------

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2007                   (in Thousands)

                        Face
                      Amount Municipal Bonds                                                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                    $ 4,150  New Jersey State Educational Facilities Authority, Higher Education, Capital Improvement
                             Revenue Bonds, Series A, 5.125% due 9/01/2012 (a)(f)                                      $    4,455
                    -------------------------------------------------------------------------------------------------------------
                      2,000  New Jersey State Educational Facilities Authority Revenue Bonds (Georgian Court College
                             Project), Series C, 6.50% due 7/01/2033                                                        2,260
                    -------------------------------------------------------------------------------------------------------------
                      2,165  New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                             Series C, 5.125% due 7/01/2028 (d)                                                             2,326
                    -------------------------------------------------------------------------------------------------------------
                      1,955  New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                             Series C, 5% due 7/01/2034 (d)                                                                 2,074
                    -------------------------------------------------------------------------------------------------------------
                        400  New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                             Series G, 4.50% due 7/01/2031 (d)                                                                405
                    -------------------------------------------------------------------------------------------------------------
                      5,305  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Montclair
                             State University), Series L, 5% due 7/01/2014 (d)(f)                                           5,755
                    -------------------------------------------------------------------------------------------------------------
                      1,870  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Princeton
                             Theological Seminary), 5% due 7/01/2026                                                        1,986
                    -------------------------------------------------------------------------------------------------------------
                      2,600  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Princeton
                             University), Series A, 5% due 7/01/2030                                                        2,796
                    -------------------------------------------------------------------------------------------------------------
                      1,250  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Ramapo
                             College), Series I, 4.25% due 7/01/2031 (a)                                                    1,246
                    -------------------------------------------------------------------------------------------------------------
                      1,000  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Ramapo
                             College), Series I, 4.25% due 7/01/2036 (a)                                                      993
                    -------------------------------------------------------------------------------------------------------------
                      1,000  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rider
                             University), 5% due 7/01/2017 (e)                                                              1,047
                    -------------------------------------------------------------------------------------------------------------
                      1,255  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rider
                             University), Series A, 5.50% due 7/01/2023 (e)                                                 1,377
                    -------------------------------------------------------------------------------------------------------------
                      1,450  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rider
                             University), Series A, 5.25% due 7/01/2034 (e)                                                 1,563
                    -------------------------------------------------------------------------------------------------------------
                      4,095  New Jersey State Higher Education Assistance Authority, Student Loan Revenue Bonds, AMT,
                             Series A, 5.30% due 6/01/2017 (a)                                                              4,133
                    -------------------------------------------------------------------------------------------------------------
                      2,500  New Jersey State Highway Authority, Garden State Parkway General Revenue Refunding
                             Bonds, 5.625% due 1/01/2010 (f)                                                                2,659
                    -------------------------------------------------------------------------------------------------------------
                      7,175  New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program Revenue Bonds,
                             Series A, 4.70% due 11/01/2025 (c)                                                             7,396
                    -------------------------------------------------------------------------------------------------------------
                      5,350  New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT,
                             Series CC, 5.80% due 10/01/2020 (d)                                                            5,569
                    -------------------------------------------------------------------------------------------------------------
                      3,335  New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT,
                             Series U, 5.60% due 10/01/2012 (d)                                                             3,407
                    -------------------------------------------------------------------------------------------------------------
                      1,500  New Jersey State Housing and Mortgage Finance Agency, M/F Revenue Bonds, AMT, Series A,
                             4.90% due 11/01/2035 (b)                                                                       1,532
                    -------------------------------------------------------------------------------------------------------------
                      3,620  New Jersey State Transit Corporation, COP (Federal Transit Administration Grants),
                             Series B, 5.75% due 9/15/2014                                                                  3,961
                    -------------------------------------------------------------------------------------------------------------
                      3,525  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                             Bonds, Series A, 5.50% due 12/15/2021                                                          4,098
                    -------------------------------------------------------------------------------------------------------------

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2007                   (in Thousands)

                        Face
                      Amount Municipal Bonds                                                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                    $ 4,140  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                             Bonds, Series C, 5.05% due 12/15/2035 (a)(h)                                              $    1,209
                    -------------------------------------------------------------------------------------------------------------
                      6,405  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                             Bonds, Series D, 5% due 6/15/2020                                                              6,844
                    -------------------------------------------------------------------------------------------------------------
                      5,865  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                             Refunding Bonds, Series B, 5.50% due 12/15/2021 (d)                                            6,876
                    -------------------------------------------------------------------------------------------------------------
                      4,870  New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15%
                             due 1/01/2035 (a)(h)                                                                           3,531
                    -------------------------------------------------------------------------------------------------------------
                      3,250  Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal,
                             Additional Rent-Backed Revenue Refunding Bonds (City of Newark Redevelopment Projects),
                             4.375% due 1/01/2037 (d)                                                                       3,247
                    -------------------------------------------------------------------------------------------------------------
                      5,000  Port Authority of New York and New Jersey, Consolidated Revenue Bonds, 93rd Series,
                             6.125% due 6/01/2094                                                                           6,138
                    -------------------------------------------------------------------------------------------------------------
                      7,000  Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 108th Series,
                             5.875% due 1/15/2017 (c)                                                                       7,118
                    -------------------------------------------------------------------------------------------------------------
                      2,000  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                             International Air Terminal), AMT, Series 6, 5.75% due 12/01/2022 (d)                           2,067
                    -------------------------------------------------------------------------------------------------------------
                      6,000  Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds (Capital Appreciation),
                             Series A, 4.87% due 9/01/2031 (d)(h)                                                           2,115
                    -------------------------------------------------------------------------------------------------------------
                      4,280  South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 4.75% due 1/01/2018      4,441
                    -------------------------------------------------------------------------------------------------------------
                      2,485  South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 4.85% due 1/01/2019      2,583
                    -------------------------------------------------------------------------------------------------------------
                      2,000  South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 5% due 1/01/2020         2,099
                    -------------------------------------------------------------------------------------------------------------
                      3,010  Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                             7% due 6/01/2013 (f)                                                                           3,558
                    -------------------------------------------------------------------------------------------------------------
                      2,185  Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                             5.75% due 6/01/2032                                                                            2,342
                    -------------------------------------------------------------------------------------------------------------
                      5,100  Tobacco Settlement Financing Corporation of New Jersey, Revenue Refunding Bonds,
                             Series 1B, 5.65% due 6/01/2041(h)                                                                757
                    -------------------------------------------------------------------------------------------------------------
                      5,000  Tobacco Settlement Financing Corporation of New Jersey, Series 1A, 5% due 6/01/2041            4,887
                    -------------------------------------------------------------------------------------------------------------
                      1,585  Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds
                             (Ogden Martin System of Union, Inc.), AMT, Series A, 5.375% due 6/01/2017 (a)                  1,625
                    -------------------------------------------------------------------------------------------------------------
                      1,175  Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds
                             (Ogden Martin System of Union, Inc.), AMT, Series A, 5.375% due 6/01/2018 (a)                  1,204
                    -------------------------------------------------------------------------------------------------------------
                        945  University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
                             due 12/01/2018 (a)                                                                             1,029
                    -------------------------------------------------------------------------------------------------------------
                      1,900  University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
                             due 12/01/2019 (a)                                                                             2,069
                    -------------------------------------------------------------------------------------------------------------
                      1,870  University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
                             due 12/01/2020 (a)                                                                             2,036
                    -------------------------------------------------------------------------------------------------------------
                      1,435  University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
                             due 12/01/2021 (a)                                                                             1,562
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 3.8%    1,730  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                             Refunding Bonds, Series K, 5% due 7/01/2015 (f)                                                1,885
                    -------------------------------------------------------------------------------------------------------------
                        450  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                             Refunding Bonds, Series M, 5% due 7/01/2046                                                      476
                    -------------------------------------------------------------------------------------------------------------
                      1,900  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                             Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT, 6.625%
                             due 6/01/2026                                                                                  2,060
                    -------------------------------------------------------------------------------------------------------------
                      3,750  Puerto Rico Municipal Finance Agency, GO, Series A, 5% due 8/01/2021 (c)                       4,072
                    -------------------------------------------------------------------------------------------------------------

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2007                   (in Thousands)

                        Face
                      Amount Municipal Bonds                                                                              Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin         $ 3,500  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 2.7%               Project), AMT, 6.50% due 7/01/2021                                                        $    3,958
                    -------------------------------------------------------------------------------------------------------------
                      1,900  Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
                             Refinery), AMT, 5.875% due 7/01/2022                                                           2,095
---------------------------------------------------------------------------------------------------------------------------------
                             Total Municipal Bonds (Cost - $303,407) - 143.8%                                             323,307
---------------------------------------------------------------------------------------------------------------------------------
                             Municipal Bonds Held in Trust (g)
---------------------------------------------------------------------------------------------------------------------------------
New Jersey - 3.7%     2,500  Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 6%
                             due 1/01/2018 (c)                                                                              2,651
                    -------------------------------------------------------------------------------------------------------------
                      5,360  Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 6%
                             due 1/01/2019 (c)                                                                              5,683
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 8.0%   17,500  Puerto Rico Public Buildings Authority Revenue Bonds (Government Facilities), Series B,
                             5.25% due 7/01/2007 (d)(f)                                                                    17,859
---------------------------------------------------------------------------------------------------------------------------------
                             Total Municipal Bonds Held in Trust (Cost - $25,842) - 11.7%                                  26,193
---------------------------------------------------------------------------------------------------------------------------------

                     Shares
                       Held  Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                      7,294  CMA New Jersey Municipal Money Fund, 3.07% (i)(j)                                              7,294
---------------------------------------------------------------------------------------------------------------------------------
                             Total Short-Term Securities (Cost - $7,294) - 3.2%                                             7,294
---------------------------------------------------------------------------------------------------------------------------------
                             Total Investments (Cost - $336,543*) - 158.7%                                                356,794
                             Liabilities in Excess of Other Assets - (0.0%)                                                   (97)
                             Liability for Trust Certificates, Including Interest Expense Payable - (5.7%)                (12,754)
                             Preferred Stock, at Redemption Value - (53.0%)                                              (119,063)
                                                                                                                       ----------
                             Net Assets Applicable to Common Stock - 100.0%                                            $  224,880
                                                                                                                       ==========

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $   323,941
                                                                    ===========
      Gross unrealized appreciation                                 $    20,287
      Gross unrealized depreciation                                        (114)
                                                                    -----------
      Net unrealized appreciation                                   $    20,173
                                                                    ===========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   Radian Insured.
(f)   Prerefunded.
(g) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2007                   (in Thousands)

(h) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                 Net Activity     Dividend Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund          7,019               $49
      --------------------------------------------------------------------------

(j)   Represents the current yield as of February 28, 2007.
(k)   Assured Guaranty Insured.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniYield New Jersey Fund, Inc.

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniYield New Jersey Fund, Inc.

Date: April 23, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniYield New Jersey Fund, Inc.

Date: April 23, 2007